Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000042685 | Taiwan Semiconductor Manufacturing Co. Ltd.8213464
Holdings [Line Items]
Percent of Total Investments	7.80%
C000042685 | Tencent Holdings Ltd.8213118
Holdings [Line Items]
Percent of Total Investments	5.40%
C000042685 | Samsung Electronics Co. Ltd.8213342
Holdings [Line Items]
Percent of Total Investments	3.00%
C000042685 | China Construction Bank Corp.8213057
Holdings [Line Items]
Percent of Total Investments	2.50%
C000042685 | Hon Hai Precision Industry Co. Ltd.8213442
Holdings [Line Items]
Percent of Total Investments	2.10%
C000042685 | Ping An Insurance Group Co. of China Ltd.8213112
Holdings [Line Items]
Percent of Total Investments	1.80%
C000042685 | Meituan8213097
Holdings [Line Items]
Percent of Total Investments	1.80%
C000042685 | Alibaba Group Holding Ltd.8213484
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042685 | REC Ltd.8213251
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042685 | Kia Corp.8213313
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042685 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000042685 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042685 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042685 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000042685 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042685 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042685 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000042685 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000042685 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000042685 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000042685 | India
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000042685 | China
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000042684 | Taiwan Semiconductor Manufacturing Co. Ltd.8213464
Holdings [Line Items]
Percent of Total Investments	7.80%
C000042684 | Tencent Holdings Ltd.8213118
Holdings [Line Items]
Percent of Total Investments	5.40%
C000042684 | Samsung Electronics Co. Ltd.8213342
Holdings [Line Items]
Percent of Total Investments	3.00%
C000042684 | China Construction Bank Corp.8213057
Holdings [Line Items]
Percent of Total Investments	2.50%
C000042684 | Hon Hai Precision Industry Co. Ltd.8213442
Holdings [Line Items]
Percent of Total Investments	2.10%
C000042684 | Ping An Insurance Group Co. of China Ltd.8213112
Holdings [Line Items]
Percent of Total Investments	1.80%
C000042684 | Meituan8213097
Holdings [Line Items]
Percent of Total Investments	1.80%
C000042684 | Alibaba Group Holding Ltd.8213484
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042684 | REC Ltd.8213251
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042684 | Kia Corp.8213313
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042684 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000042684 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042684 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042684 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000042684 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042684 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042684 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000042684 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000042684 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000042684 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000042684 | India
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000042684 | China
Holdings [Line Items]
Percent of Net Asset Value	27.70%